CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Current liabilities [abstract]
Schedule of accounts payable and accrued liabilities
Accounts Payable and Accrued Liabilities

As at December 31,	2022	2021

Accounts payable	$11,204	$7,982
Commodity tax payable	6,087	8,385
Tenant security deposits	7,257	6,822
Employee unit-based compensation	5,994	11,525
Trustee/director unit-based compensation	6,932	8,935
Accrued salaries, incentives and benefits	6,826	5,875
Accrued interest payable	9,974	7,235
Accrued construction costs	36,659	21,817
Accrued professional fees	1,445	1,641
Acquisition related liabilities	5,042	19,963
Accrued property operating costs	8,750	5,768
Other tenant related liabilities	5,104	5,511
Other accrued liabilities	3,501	1,785
	$114,775	$113,244